Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total debt	$ 1,587,613	$ 1,657,648
Amounts due within one year	(8,222)	(8,942)
Long-term debt	1,579,391	1,648,706
Term Loan Facility
Debt Instrument [Line Items]
Total debt	777,197	781,694
Notes
Debt Instrument [Line Items]
Total debt	550,000	550,000
Asset Based Loan Facility
Debt Instrument [Line Items]
Total debt	256,100	320,700
Capital Lease Obligations
Debt Instrument [Line Items]
Total debt	5	609
Long Term Debt Other
Debt Instrument [Line Items]
Total debt	$ 4,311	$ 4,645